PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivables from Pre-IPO Series C-1 preferred shareholders (Note 15)		¥ 502,211
Receivables from third-party online payment service providers(i)		171,788	¥ 103,244
Deposits to Institutional Funding Partners		146,881	45,447
Prepaid input value-added tax		44,839	17,588
Prepayment to inventory suppliers		26,597	31,966
Rental deposits and other current assets		52,942	21,736
Total prepaid expenses and other current assets	$ 145,283	¥ 945,258	¥ 219,981